Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Merger to the Consolidated Statements of Cash Flows and the Consolidated Statement of Changes in Stockholder’s Equity

The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statement of changes in stockholder’s equity/(deficit) for the twelve months ended December 31, 2023 (in thousands):

Fair value of Series 2 Preferred Stock	$66,700
Common stock issued in exchange for FWAC Class A and B	4,552
Less: Fair value of Earn-Out Shares issued	(5,844)
Less: Equity-allocated offering costs	(11,685)
Impact to Addition-Paid in Capital	53,723
Less: Non-cash Preferred Series 2 issuance expense	(16,101)
Earn-Out liability recognized	5,844
Less: Series 2 Preferred Stock dividend paid-in-kind recognized	(4,600)
Net cash proceeds	$38,866